Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2017	₱ 12,081		₱ 634
Effect of IAS 27 adjustments	20,472		34,518
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	12
Net gains (losses) from fair value adjustments charged to profit or loss	378		(3)
Parent Company’s net income for the year	18,857		13,312	₱ 19,947
Less: Cash dividends declared during the year
Preferred stock	(59)		(59)	(59)
Charged to retained earnings	(13,902)		(16,545)	(23,042)
Retained earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2017			1,157
Effect of IAS 27 adjustments			33,995
Parent Company’s unappropriated retained earnings at beginning of the year	30,798		35,152
Effect of adoption of IFRS 9 and IFRS 15			129
Parent Company’s unappropriated retained earnings at beginning of the year, as restated			35,281
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)			(523)
Net gains (losses) from fair value adjustments charged to profit or loss		₱ (110)	(778)
Fair value adjustments (mark-to-market gains)		(258)	(3,182)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	27,702		30,798	35,152
Parent Company’s net income for the year		11,159
Net Income (Loss) Attributable to Equity Owners of Parent		10,791
Less: Cash dividends declared during the year
Preferred stock		(59)
Charged to retained earnings	₱ (13,887)	(13,887)	₱ (16,479)	₱ (22,961)
Retained earnings [Member] | Common Stock [Member]
Less: Cash dividends declared during the year
Common stock		₱ (13,828)